Aquarius International Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Value
Argentina - 0.1%
Grupo Financiero Galicia SA - ADR	13,272	$770,440

Australia - 0.6%
ANZ Group Holdings Ltd.	5,980	111,905
ASX, Ltd.	1,132	52,012
Bendigo & Adelaide Bank Ltd.	12,614	97,420
BHP Group Ltd. - ADR	3,197	156,621
BlueScope Steel Ltd.	6,357	93,314
Brambles Ltd.	3,599	53,835
Cochlear Ltd.	376	65,745
Coles Group Ltd.	4,059	56,530
Commonwealth Bank Of Australia	5,640	639,964
Computershare Ltd.	2,023	52,377
CSL Ltd.	628	100,210
CSL Ltd. - ADR	2,908	231,942
Endeavour Group Ltd.	2,137	5,609
Fortescue Ltd.	5,658	56,290
Goodman Group	6,677	141,621
GPT Group	9,864	30,542
Lottery Corp. Ltd.	8,950	29,410
Macquarie Group Ltd.	745	102,773
Macquarie Group, Ltd. - ADR	1,081	149,297
Mirvac Group	19,373	28,864
National Australia Bank Ltd. - ADR	11,208	138,195
National Australia Bank Ltd.	7,689	188,166
Northern Star Resources Ltd.	3,203	43,557
Orica Ltd.	5,536	67,064
Qantas Airways Ltd.	8,392	57,352
QBE Insurance Group Ltd.	3,568	53,299
REA Group Ltd.	633	97,777
Santos Ltd.	19,946	84,717
Scentre Group	14,492	34,313
SEEK Ltd.	4,272	66,905
SGH Ltd.	1,507	49,281
South32 Ltd.	44,192	87,130
Stockland	11,630	40,959
Suncorp Group Ltd.	15,828	210,871
Transurban Group	7,222	66,002
Washington H Soul Pattinson & Co. Ltd.	2,269	53,996
Wesfarmers Ltd.	4,523	242,010
Westpac Banking Corp.	11,015	231,104
WiseTech Global Ltd.	855	59,075
Woodside Energy Group Ltd.	7,097	101,908
Woolworths Group Ltd.	4,035	82,865
		4,312,827

Austria - 0.2%
ANDRITZ AG	18,461	1,277,295
OMV AG	4,843	259,045
		1,536,340

Belgium - 0.4%
Ageas SA NV	2,481	162,006
Anheuser-Busch InBev SA/NV - ADR	3,732	263,069
Azelis Group NV	97,656	1,617,729
D'ieteren Group	282	57,908
Elia Group SA/NV	1,009	107,133
Groupe Bruxelles Lambert SA	635	51,956
KBC Group NV	799	78,991
Sofina SA	192	55,640
Syensqo SA	373	28,628
UCB SA	810	147,355
Warehouses De Pauw CVA	3,980	97,097
		2,667,512

Bermuda - 1.1%
Everest Group Ltd.	4,032	1,399,870
Hiscox Ltd.	349,961	5,960,381
		7,360,251

Brazil - 0.9%
Ambev SA, ADR - ADR	19,058	46,502
B3 SA - Brasil Bolsa Balcao	311,300	755,458
Banco do Brasil SA - ADR	22,592	93,757
BRF SA - ADR	12,616	44,282
Centrais Eletricas Brasileiras SA - ADR	6,734	49,360
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	59,900	1,230,571
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	10,993	225,796
Cia Siderurgica Nacional SA - ADR	41,580	60,291
Direcional Engenharia SA	68,338	482,112
Itau Unibanco Holdings, SP ADR - ADR	182,751	1,204,329
JBS S/A - ADR	3,063	43,341
Localiza Rent a Car SA - ADR	4,006	30,325
NU Holdings Ltd. - Class A (a)	10,692	128,411
Petroleo Brasileiro SA - Petrobras - ADR	10,959	126,467
Santos Brasil Participacoes SA	131,000	312,412
Suzano Papel e Celulose SA - ADR	6,573	57,054
Telefonica Brasil SA	89,760	448,212
Telefonica Brasil SA - ADR	13,700	136,041
Ultrapar Participacoes SA - ADR	8,959	25,533
Vale SA - ADR	85,749	782,888
XP, Inc. - Class A	1,263	24,452
		6,307,594

Canada - 3.8%
Agnico Eagle Mines Ltd.	1,485	175,215
Alamos Gold, Inc. - Class A	9,521	246,499
Alimentation Couche-Tard, Inc.	3,108	161,135
Allied Gold Corp. (a)	111,034	1,576,896
Bank Montreal	1,282	137,623
Bank of Nova Scotia	2,673	143,059
Barrick Mining Corp.	6,196	118,715
Brookfield Corp.	3,359	193,881
CAE, Inc. (a)	1,578	40,570
Cameco Corp.	21,688	1,269,399
Canadian Imperial Bank of Commerce	2,982	202,597
Canadian National Railway Co.	3,433	360,259
Canadian Natural Resources Ltd.	11,652	353,871
Canadian Pacific Kansas City Ltd.	1,018	83,120
Cenovus Energy, Inc.	221,524	2,918,464
CGI, Inc.	1,307	140,581
Constellation Software, Inc./Canada	62	224,795
Dollarama, Inc.	1,231	158,321
Enbridge, Inc.	8,480	394,150
Fairfax Financial Holdings Ltd.	93	158,241
FirstService Corp.	230	40,341
Fortis, Inc.	6,019	293,908
Franco-Nevada Corp.	1,038	175,214
GFL Environmental, Inc.	2,147	108,273
Gildan Activewear, Inc.	5,757	268,276
Hammond Power Solutions, Inc.	7,146	515,662
Imperial Oil Ltd.	2,792	199,209
Intact Financial Corp.	966	219,160
Kinross Gold Corp.	52,457	774,423
Magna International, Inc.	3,010	109,203
Manulife Financial Corp.	6,860	218,422
MEG Energy Corp.	116,201	2,033,846
National Bank of Canada	1,583	155,803
Nutrien Ltd.	52,853	3,122,615
Nutrien Ltd.	1,238	73,079
Pembina Pipeline Corp.	2,467	92,463
Restaurant Brands International, Inc.	3,260	232,797
Royal Bank Canada	3,659	463,449
Sandstorm Gold Ltd.	169,668	1,497,198
Shopify, Inc. - Class A (a)	3,733	400,252
South Bow Corp.	584	15,184
Stantec, Inc.	565	58,161
Sun Life Financial, Inc.	2,753	177,981
Suncor Energy, Inc.	1,529	54,356
TC Energy Corp.	5,100	258,264
Teck Resources Ltd. - Class B	8,215	304,366
Teck Resources Ltd. - Class B	91,488	3,390,593
Thomson Reuters Corp.	1,367	271,548
Toronto-Dominion Bank	6,970	481,278
West Fraser Timber Co. Ltd.	632	46,503
Wheaton Precious Metals Corp.	2,998	260,076
WSP Global, Inc.	280	57,375
		25,426,669

Chile - 0.0%(b)
Antofagasta PLC	8,790	209,843
Cia Cervecerias Unidas SA - ADR	4,167	56,796
		266,639

China - 7.0%
AAC Technologies Holdings, Inc.	32,000	147,989
Air China Ltd. - Class H (a)	74,000	55,675
Akeso, Inc. (a)(c)	5,000	53,231
Alibaba Group Holding Ltd. - ADR	5,738	653,214
Alibaba Group Holding Ltd.	502,800	7,158,772
Anhui Conch Cement Co. Ltd. - Class H	110,000	285,857
ANTA Sports Products Ltd.	5,561	67,106
Baidu, Inc., SP ADR - ADR (a)	461	37,756
Bilibili, Inc. - ADR (a)	4,363	79,843
BYD Co. Ltd. - ADR	532	52,668
BYD Co. Ltd. - Class H	17,500	869,716
BYD Electronic International Co. Ltd.	23,500	92,714
China Coal Energy Co. Ltd. - Class H	44,000	49,250
China Conch Environment Protection Holdings Ltd.	21,500	1,582
China Construction Bank Corp. - Class H	200,000	178,815
China Mengniu Dairy Co. Ltd.	242,000	540,739
China Merchants Bank Co. Ltd. - Class H	152,063	941,472
China Pacific Insurance Group Co. Ltd. - Class H	40,400	125,515
China Shenhua Energy Co. Ltd. - Class H	39,000	164,373
ENN Energy Holdings Ltd.	4,400	34,888
Full Truck Alliance Co. Ltd. - ADR	33,391	388,337
Fuyao Glass Industry Group Co. Ltd. - Class H (c)	6,400	45,716
Guotai Haitong Securities Co. Ltd. - Class H (c)	33,400	47,114
H World Group Ltd. - ADR	1,879	66,272
Haier Smart Home Co. Ltd. - ADR	4,117	47,551
Haitian International Holdings Ltd.	31,000	75,375
Hansoh Pharmaceutical Group Co. Ltd. (c)	16,000	52,580
Horizon Robotics (a)	508,200	458,620
Industrial & Commercial Bank of China Ltd. - Class H	2,388,000	1,731,954
JD.com, Inc. - ADR	5,286	171,319
JD.com, Inc. - Class A	25,800	417,525
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	81,200	614,874
KE Holdings, Inc. - ADR	4,582	84,584
Lenovo Group Ltd.	32,000	36,532
Li Auto, Inc. - ADR (a)	3,672	104,064
Meituan - ADR (a)	4,650	160,750
NetEase, Inc. - ADR	12,960	1,578,010
NetEase, Inc.	110,600	2,674,116
New China Life Insurance Co. Ltd. - Class H	45,800	186,267
New Oriental Education & Technology Group, Inc. - ADR	2,260	107,034
NIO, Inc. - ADR (a)	12,763	45,181
Nongfu Spring Co. Ltd. - Class H (c)	9,600	46,645
PetroChina Co. Ltd. - Class H	576,000	482,051
PICC Property & Casualty Co. Ltd. - Class H	48,000	91,205
Ping An Insurance Group Co. of China Ltd. - Class H	24,500	143,094
Pop Mart International Group Ltd. (c)	3,200	89,434
RLX Technology, Inc. - ADR	23,295	47,988
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	39,800	57,721
Shenzhen Inovance Technology Co. Ltd. - Class A	104,600	951,929
Shenzhou International Group Holdings Ltd.	7,100	51,345
Sinopharm Group Co. Ltd. - Class H	36,400	87,749
Sinotruk Hong Kong Ltd.	19,500	49,134
Sunac Services Holdings Ltd. (c)	619	131
TAL Education Group - ADR (a)	7,594	74,649
Tencent Holdings Ltd. - ADR	20,042	1,258,237
Tencent Holdings Ltd.	267,230	16,846,888
Tencent Music Entertainment Group, ADR - ADR	188,065	3,167,015
Tingyi Cayman Islands Holding Corp.	24,000	39,275
Weichai Power Co. Ltd. - Class H	24,000	46,730
Wuxi Biologics Cayman, Inc. (a)(c)	17,000	53,694
Xiaomi Corp. - ADR (a)	11,750	376,235
Xiaomi Corp. - Class B (a)(c)	118,800	764,717
XPeng, Inc. - ADR (a)	2,396	46,267
Yadea Group Holdings Ltd. (c)	24,000	36,555
Yangzijiang Shipbuilding Holdings Ltd.	26,600	43,579
Yankuang Energy Group Co. Ltd. - Class H	44,000	52,208
Zijin Mining Group Co. Ltd. - Class H	186,000	413,453
ZTE Corp. - Class H	16,600	46,312
ZTO Express Cayman, Inc. - ADR	2,230	39,248
		46,088,438

Colombia - 0.0%(b)
Grupo Cibest SA - ADR	1,414	58,582

Cyprus - 0.0%(b)
TCS Group Holding PLC - GDR (a)(d)	3,732	0

Denmark - 1.3%
AP Moller - Maersk AS - Class B	28	50,726
Carlsberg A/S - Class B	1,277	182,792
Coloplast AS - Class B	262	25,472
Danske Bank AS	97,793	3,747,399
DSV AS - ADR	826	97,592
DSV AS	208	48,981
Genmab AS (a)	5,356	1,129,900
Novo Nordisk AS - ADR	12,898	922,207
Novo Nordisk AS	29,515	2,096,977
Novonesis Novozymes B	1,601	112,794
Orsted A/S (a)(c)	1,074	44,138
ROCKWOOL AS	1,040	49,350
		8,508,328

Finland - 2.2%
Elisa OYJ	1,595	84,091
Fortum Oyj	2,493	43,082
Kesko Oyj - Class B	2,029	49,068
Kone Oyj - Class B	74,412	4,643,054
Mandatum Oyj	2,616	15,374
Nordea Bank Abp	276,485	4,003,983
Nordea Bank Abp	93	1,349
Orion Oyj - Class B	672	45,593
Sampo Oyj	514,240	5,488,045
Wartsila OYJ Abp	2,624	52,611
		14,426,250

France - 6.9%
Air Liquide SA	18,636	3,861,537
Air Liquide SA - ADR	2,142	88,657
Airbus Group SE	1,400	257,494
Alstom SA (a)	2,061	46,590
Alten SA	2,395	198,759
AXA SA	3,534	166,577
BioMerieux	307	41,167
BNP Paribas SA	16,729	1,465,031
Bouygues SA	2,565	111,843
Bureau Veritas SA	96,224	3,288,189
Canal+ SA (a)	3,398	9,547
Capgemini SE	22,792	3,784,903
Carrefour SA	3,026	45,252
Cie de Saint-Gobain SA	1,672	188,240
Cie Generale des Etablissements Michelin SCA	1,852	70,855
Danone SA	3,796	324,547
Dassault Aviation SA	263	95,658
Dassault Systemes SE - ADR	2,450	91,507
Dassault Systemes SE	2,375	89,059
Edenred SE	45,083	1,408,383
Eiffage SA	12,713	1,748,616
Engie SA - ADR	8,968	194,337
Essilor International Cie Generale d'Opitque SA	769	213,669
EssilorLuxottica SA - ADR	144	20,082
Eurazeo SA	19,603	1,370,868
Getlink SE	1,582	30,260
Havas NV	3,398	5,942
Hermes International SCA	98	270,236
Ipsen SA	10,295	1,212,130
Legrand SA	1,347	163,601
L'Oreal SA - ADR	3,400	287,232
L'Oreal SA	148	62,643
Louis Hachette Group	3,398	6,340
LVMH Moet Hennessy Louis Vuitton SE	4,807	2,607,344
LVMH Moet Hennessy Louis Vuitton SE - ADR	2,000	217,680
Orange SA	7,330	109,403
Pernod Ricard SA - ADR	4,265	88,371
Publicis Groupe SA	2,188	238,506
Renault SA	806	41,440
Rexel SA	28,745	807,405
Safran SA	580	171,539
Sanofi SA	25,370	2,512,663
Sanofi SA - ADR	6,658	328,705
Sartorius Stedim Biotech	191	42,073
Schneider Electric SE	5,009	1,263,827
Schneider Electric SE - ADR	4,025	201,854
Societe Generale SA	2,392	129,880
SPIE SA	76,294	3,878,237
Teleperformance SE	396	40,024
Thales SA	22,730	6,961,535
TotalEnergies SE - ADR	8,970	526,360
Unibail-Rodamco-Westfield	938	88,960
Vallourec SACA	236,602	4,005,644
Vinci SA	2,155	307,918
Vinci SA - ADR	1,124	40,239
		45,829,358

Germany - 4.4%
Adidas AG	438	109,243
Allianz SE	644	255,419
Allianz SE - ADR	4,740	187,657
BASF SE	2,932	141,387
Bayer AG	2,559	72,045
Bayerische Motoren Werke AG - ADR	3,309	97,483
Bayerische Motoren Werke AG	509	45,159
Beiersdorf AG	742	101,776
Commerzbank AG	18,102	551,368
Continental AG	523	45,868
Covestro AG (a)(c)	742	50,683
Daimler AG	3,623	216,647
Daimler Truck Holding AG	1,811	78,658
Delivery Hero SE (a)(c)	1,653	45,699
Deutsche Bank AG	8,776	243,797
Deutsche Boerse AG	25,001	8,054,026
Deutsche Boerse AG - ADR	2,810	90,510
Deutsche Post AG - ADR	1,603	71,814
Deutsche Telekom AG	6,034	228,498
Deutsche Telekom AG - ADR	5,690	215,366
E.ON SE	4,732	82,933
Evonik Industries AG	47,077	1,020,275
Fresenius Medical Care AG	918	52,146
Fresenius SE & Co. KGaA	1,112	54,498
Hannover Rueck SE	421	133,123
Heidelberg Materials AG	273	53,511
Henkel AG & Co. KGaA	608	44,642
Infineon Technologies AG	29,154	1,133,497
KION Group AG	1,235	57,498
Knorr-Bremse AG	679	68,705
LEG Immobilien SE	635	53,915
Merck KGaA	587	76,920
MTU Aero Engines AG - ADR	562	112,692
Muenchener Rueckversicherungs-Gesellschaft AG	383	248,135
Rheinmetall AG	4,841	10,375,535
RWE AG	3,207	120,750
SAP SE - ADR	3,821	1,157,228
Schaeffler AG	1,003	4,829
Siemens AG	11,192	2,691,931
Siemens Energy AG (a)	1,738	169,847
Symrise AG	1,031	123,275
TeamViewer SE - ADR (a)	4,442	25,364
Volkswagen AG	1,057	116,470
Vonovia SE	1,402	45,936
Zalando SE (a)(c)	1,167	41,696
		28,968,454

Greece - 0.3%
National Bank of Greece SA	108,982	1,297,708
OPAP SA	21,717	466,980
		1,764,688

Hong Kong - 1.3%
AIA Group Ltd. - ADR	6,195	206,046
BOC Hong Kong Holdings Ltd.	28,000	117,754
China Merchants Port Holdings Co. Ltd.	60,000	116,004
China Resources Power Holdings Co. Ltd.	14,000	36,322
China State Construction International Holdings Ltd.	32,000	45,012
CK Asset Holdings Ltd.	8,500	35,111
CK Hutchison Holdings Ltd.	184,500	1,031,672
CK Infrastructure Holdings Ltd.	7,000	45,234
CLP Holdings Ltd.	13,500	114,324
Futu Holdings Ltd. - ADR	852	86,844
Galaxy Entertainment Group Ltd.	13,000	54,973
Geely Automobile Holdings, Ltd.	31,000	69,093
Hang Seng Bank, Ltd.	6,100	85,161
Henderson Land Development Co. Ltd.	23,000	71,780
HKT Trust & HKT Ltd.	54,000	77,776
Hong Kong Exchanges & Clearing Ltd.	13,580	679,331
Hongkong Land Holdings Ltd.	7,900	40,809
Jardine Matheson Holdings, Ltd.	4,800	214,111
Link	10,200	53,981
MTR Corp. Ltd.	16,500	57,526
Power Assets Holdings Ltd.	11,000	69,560
Prudential PLC	407,106	4,630,309
Sun Hung Kai Properties Ltd.	9,000	96,675
Swire Pacific Ltd. - Class A	4,000	34,074
Techtronic Industries Co. Ltd.	21,500	239,474
WH Group Ltd. (c)	52,500	48,287
Wharf Holdings Ltd.	14,000	37,173
		8,394,416

Hungary - 0.2%
OTP Bank, PLC	16,068	1,218,860

India - 3.6%
Adani Ports & Special Economic Zone Ltd.	71,881	1,205,664
Bajaj Finance Ltd.	12,709	1,365,419
Bharat Electronics Ltd.	283,075	1,274,976
Bharti Airtel Ltd.	49,420	1,073,623
Divi's Laboratories Ltd.	6,417	496,547
Dr Reddy's Laboratories Ltd. - ADR	58,010	853,907
HDFC Bank Ltd. - ADR	27,865	2,100,742
HDFC Bank Ltd.	191,930	4,379,853
ICICI Bank Ltd. - ADR	96,598	3,307,516
Indian Hotels Co. Ltd.	74,361	669,899
Infosys Ltd. - ADR	49,017	891,619
ITC Ltd.	137,994	675,145
Kotak Mahindra Bank, Ltd.	35,259	855,936
Mahindra & Mahindra Ltd.	26,733	931,079
Max Healthcare Institute Ltd.	64,579	849,130
Mazagon Dock Shipbuilders Ltd.	7,371	299,691
Reliance Industries Ltd.	54,935	913,686
Tata Consultancy Services Ltd.	8,986	363,840
United Spirits Ltd.	32,083	570,484
Wipro Ltd. - ADR	250,530	721,527
		23,800,283

Indonesia - 0.2%
Astra International Tbk PT - ADR	3,615	21,798
Bank Central Asia Tbk PT	1,496,100	863,089
Bank Central Asia Tbk PT - ADR	7,351	105,487
Bank Mandiri Persero Tbk PT - ADR	9,299	120,097
Bank Rakyat Indonesia Persero Tbk PT - ADR	8,191	110,783
		1,221,254

Ireland - 1.9%
AerCap Holdings NV	2,292	265,253
AIB Group PLC	309,654	2,443,080
Aon PLC - Class A	23,649	8,799,320
DCC PLC	452	28,257
Experian PLC	2,383	118,686
ICON PLC (a)	4,200	547,176
James Hardie Industries PLC (a)	2,896	66,628
Kerry Group PLC - ADR	925	102,871
Kingspan Group PLC	554	47,583
PDD Holdings, Inc. - ADR (a)	2,583	249,285
		12,668,139

Israel - 0.1%
Check Point Software Technologies Ltd. (a)	499	114,211
CyberArk Software Ltd. (a)	576	220,481
Elbit Systems Ltd.	666	272,797
Global-e Online Ltd. (a)	1,449	46,180
ICL Group Ltd.	12,592	83,485
Nice Ltd. - ADR (a)	288	47,788
Nova Ltd. (a)	489	104,460
Teva Pharmaceutical Industries, Ltd., SP ADR - ADR (a)	3,884	65,173
Wix.com Ltd. (a)	389	57,942
		1,012,517

Italy - 4.3%
Davide Campari-Milano NV	7,108	46,415
Enel SpA	496,512	4,563,933
Eni SpA	9,979	147,161
Ferrari NV	642	307,364
Ferrari NV	141	67,487
FinecoBank Banca Fineco SpA	317,744	6,871,503
Generali	1,602	58,313
Infrastrutture Wireless Italiane SpA (c)	3,972	46,631
Intesa Sanpaolo	31,407	175,336
Iveco Group NV	127,100	2,530,929
Leonardo SpA	101,954	6,306,833
Mediobanca Banca di Credito Finanziario SpA	3,974	94,536
Moncler SpA	575	35,996
Recordati SPA	59,185	3,551,742
Saipem SpA	1,262,102	3,129,972
UniCredit SpA	5,035	323,783
		28,257,934

Japan - 11.5%
Aeon Co. Ltd.	5,200	159,864
Aisin Corp.	3,300	41,990
Ajinomoto Co., Inc.	3,000	75,000
Asahi Group Holdings Ltd.	164,900	2,173,386
Asahi Kasei Corp.	6,000	42,161
Astellas Pharma, Inc.	3,500	34,572
Bandai Namco Holdings, Inc.	2,400	76,252
BayCurrent, Inc.	127,000	6,749,645
Bridgestone Corp.	3,300	141,686
Canon, Inc.	2,700	82,482
Central Japan Railway Co.	2,100	45,876
Chiba Bank Ltd.	4,900	44,532
Chugai Pharmaceutical Co. Ltd.	53,900	2,817,974
Concordia Financial Group Ltd.	11,723	75,152
Daifuku Co. Ltd.	1,800	47,638
Dai-ichi Life Holdings, Inc.	26,768	208,937
Daiichi Sankyo Co. Ltd.	5,448	144,993
Daiichi Sankyo Co. Ltd. - ADR	876	23,389
Daikin Industries Ltd.	949	107,978
Daito Trust Construction Co. Ltd.	300	33,793
Daiwa House Industry Co. Ltd.	1,500	50,574
Denso Corp.	7,600	102,606
Dentsu Group, Inc.	1,800	38,879
Disco Corp.	4,000	896,044
East Japan Railway Co.	1,500	31,437
FANUC Corp.	2,800	74,730
Fast Retailing Co. Ltd.	641	213,510
Fuji Electric Co. Ltd.	61,800	2,729,820
FUJIFILM Holdings Corp.	5,400	121,893
Fujikura Ltd.	1,400	64,984
Fujitsu Ltd.	5,300	121,383
Fukuoka Financial Group, Inc.	3,000	82,256
Hamamatsu Photonics KK	79,900	857,288
Hankyu Hanshin Holdings, Inc.	1,700	45,729
Hikari Tsushin, Inc.	200	54,443
Hitachi Ltd. - ADR	18,300	508,740
Hitachi Ltd.	299,505	8,344,308
Honda Motor Co. Ltd. - ADR	1,291	39,401
Honda Motor Co. Ltd.	10,700	108,695
Hoshizaki Corp.	800	29,798
Hoya Corp.	670	79,106
Hoya Corp. - ADR	487	57,281
IHI Corp.	16,200	1,559,250
Inpex Corp.	6,228	83,279
Isuzu Motors Ltd.	2,700	36,496
ITOCHU Corp.	3,700	196,382
ITOCHU Corp. - ADR	426	45,322
Japan Airlines Co. Ltd.	2,600	52,603
Japan Exchange Group, Inc.	4,200	46,004
Japan Post Bank Co. Ltd.	3,700	39,903
Japan Real Estate Investment Corp.	229	185,930
Japan Tobacco, Inc.	6,900	211,655
Kansai Electric Power Co., Inc.	3,700	41,981
KDDI Corp.	247,496	4,284,283
Keyence Corp.	700	292,999
KIKKOMAN Corp.	4,100	37,405
Kobe Bussan Co. Ltd.	1,900	60,039
Komatsu Ltd.	4,400	133,721
Konami Group Corp.	400	54,297
Kyocera Corp.	165,400	2,011,034
LY Corp.	14,900	53,728
M3, Inc.	3,600	50,539
Marubeni Corp.	2,800	56,754
MatsukiyoCocokara & Co.	2,400	48,403
McDonald's Holdings Co. Japan Ltd.	2,600	110,256
Mitsubishi Chemical Group Corp.	331,500	1,764,585
Mitsubishi Corp.	12,300	248,810
Mitsubishi Electric Corp.	202,100	4,033,309
Mitsubishi Estate Co. Ltd.	3,100	56,339
Mitsubishi Heavy Industries Ltd.	11,300	260,198
Mitsubishi UFJ Financial Group, Inc. - ADR	53,334	753,076
Mitsubishi UFJ Financial Group, Inc., SP ADR	36,300	507,776
Mitsui & Co. Ltd.	10,718	223,804
Mitsui Fudosan Co. Ltd.	4,500	43,099
Mitsui OSK Lines Ltd.	9,000	319,067
MonotaRO Co. Ltd.	2,300	47,446
MS&AD Insurance Group Holdings, Inc.	2,700	64,310
Murata Manufacturing Co. Ltd.	2,657	38,550
Murata Manufacturing Co. Ltd. - ADR	86	625
NEC Corp.	2,500	65,258
Nexon Co. Ltd.	2,300	41,403
Nintendo Co. Ltd.	2,000	163,173
Nintendo Co. Ltd. - ADR	5,760	117,734
Nippon Building Fund Inc.	224	204,712
Nippon Paint Holdings Co. Ltd.	6,200	46,706
Nippon Sanso Holdings Corp.	73,900	2,641,053
Nippon Steel Corp.	8,000	160,922
Nippon Telegraph & Telephone Corp. - ADR	984	27,434
Nippon Telegraph & Telephone Corp.	1,200	1,336
Nippon Yusen KK	1,500	54,694
Nissan Motor Co. Ltd. (a)	20,600	52,258
Nisshin Seifun Group, Inc.	2,700	32,559
Nitori Holdings Co. Ltd.	600	59,795
Nomura Research Institute Ltd.	66,800	2,575,006
NTT Data Group Corp.	3,100	85,399
Obic Co. Ltd.	1,300	47,444
Olympus Corp.	3,600	46,127
Oriental Land Co., Ltd.	2,065	45,886
Pan Pacific International Holdings Corp.	1,500	49,121
Panasonic Holdings Corp.	8,000	91,692
Rakuten Group, Inc. (a)	7,200	39,628
Recruit Holdings Co. Ltd.	3,292	196,072
SBI Holdings, Inc.	2,600	78,743
SCREEN Holdings Co. Ltd.	700	49,803
Secom Co. Ltd.	3,500	127,450
Sekisui House Ltd.	4,000	90,709
Seven & i Holdings Co. Ltd.	3,800	57,154
Seven & i Holdings Co. Ltd. - ADR	2,700	40,608
Sharp Corp. (a)	6,400	32,773
Shimano, Inc.	36	5,100
Shin-Etsu Chemical Co. Ltd. - ADR	6,860	109,486
Shin-Etsu Chemical Co. Ltd.	3,270	104,412
Shionogi & Co. Ltd.	2,600	43,414
Shizuoka Financial Group, Inc.	3,900	45,700
SoftBank Corp.	28,000	43,024
SoftBank Group Corp.	500	26,119
Sompo Holdings, Inc.	1,800	54,470
Sony Group Corp. - ADR	24,030	633,911
Sony Group Corp.	113,900	3,048,640
Sugi Holdings Co. Ltd.	99,100	2,177,160
Sumitomo Corp.	4,000	101,866
Sumitomo Electric Industries, Ltd.	3,200	67,122
Sumitomo Heavy Industries Ltd.	2,000	41,824
Sumitomo Metal Mining Co. Ltd.	2,000	45,545
Sumitomo Mitsui Financial Group, Inc. - ADR	56,610	872,360
Sumitomo Mitsui Financial Group, Inc.	126,500	3,249,904
Sumitomo Mitsui Trust Group, Inc.	1,600	43,296
Sumitomo Realty & Development Co. Ltd.	1,300	49,799
Suntory Beverage & Food Ltd.	1,400	45,459
Suzuken Co Ltd.	50,500	1,860,498
Suzuki Motor Corp.	220,600	2,799,649
T&D Holdings, Inc.	5,200	118,964
Taisei Corp.	1,800	100,330
Takeda Pharmaceutical Co. Ltd.	5,200	156,131
TDK Corp.	8,800	96,362
Terumo Corp.	2,624	48,168
Toho Co. Ltd./Tokyo	1,100	57,990
Tokio Marine Holdings, Inc.	5,500	232,608
Tokyo Electron Ltd.	22,500	3,540,713
Tokyo Electron Ltd. - ADR	1,572	124,172
Tokyo Gas Co. Ltd.	1,500	50,299
Toyo Suisan Kaisha Ltd.	18,200	1,207,474
Toyo Tire Corp.	56,200	1,166,403
Toyota Industries Corp.	600	75,016
Toyota Motor Corp. - ADR	1,862	354,841
Toyota Motor Corp.	7,100	135,171
Toyota Tsusho Corp.	2,700	57,060
Unicharm Corp.	4,800	38,182
United Urban Investment Corp.	51	53,524
USS Co. Ltd.	3,400	36,839
Yokogawa Electric Corp.	2,100	51,484
		76,326,603

Kazakhstan - 0.1%
Kaspi.KZ JSC - ADR	11,825	943,221

Luxembourg - 0.4%
Eurofins Scientific SE (a)	725	48,356
Millicom International Cellular SA	60,098	2,254,276
Reinet Investments SCA	1,940	52,565
		2,355,197

Malaysia - 0.1%
Public Bank	435,700	441,337

Mexico - 1.0%
America Movil SAB de CV - ADR	101,640	1,717,716
Arca Continental SAB de CV	58,000	638,430
BBB Foods, Inc. - Class A (a)	8,877	256,190
Coca-Cola Femsa SA De CV, SP ADR - ADR	19,327	1,836,065
Corp. Inmobiliaria Vesta SAB de CV	93,100	269,230
Fomento Economico Mexicano SAB de CV - ADR	2,541	270,693
Grupo Aeroportuario del Pacifico SAB de CV - ADR	392	90,054
Grupo Aeroportuario del Sureste SAB de CV - ADR	471	151,671
Grupo Financiero Banorte SAB de CV	123,400	1,094,415
Grupo Financiero Banorte SAB de CV, SP ADR - ADR	1,349	59,599
Wal-Mart de Mexico SAB de CV - ADR	2,203	71,972
		6,456,035

Netherlands - 5.5%
Adyen NV (a)(c)	1,393	2,669,650
Aegon Ltd.	14,288	102,298
Argenx SE - ADR (a)	238	136,436
ASM International NV	3,811	2,074,118
ASML Holding NV	1,368	1,007,901
ASML Holding NV	3,465	2,552,799
Euronext NV (c)	30,781	5,016,651
Ferrovial SE	3,123	159,100
Heineken Holding NV	2,322	180,984
Heineken NV	64,028	5,712,088
IMCD NV	12,168	1,653,863
ING Groep NV	7,103	150,883
JDE Peet's NV	2,304	63,404
Koninklijke Ahold Delhaize NV	118,207	4,988,800
Koninklijke Ahold Delhaize NV - ADR	4,031	170,189
NN Group NV	3,039	191,218
Prosus NV	49,896	2,563,050
Stellantis NV	5,160	52,389
Wolters Kluwer	37,126	6,583,529
Wolters Kluwer NV - ADR	667	118,513
		36,147,863

New Zealand - 0.0%(b)
Auckland International Airport Ltd.	13,450	60,680
Contact Energy Ltd.	8,409	46,058
Fisher & Paykel Healthcare Corp. Ltd.	4,158	90,489
Infratil Ltd.	7,199	45,301
Meridian Energy Ltd.	15,956	52,241
Xero Ltd. (a)	449	53,336
		348,105

Norway - 0.8%
Aker BP ASA	3,025	69,606
DNB Bank ASA	128,214	3,429,186
Equinor ASA - ADR	2,925	68,708
Kongsberg Gruppen ASA (a)	337	59,353
Norsk Hydro ASA	317,084	1,738,271
		5,365,124

Peru - 0.2%
Credicorp Ltd.	7,469	1,582,009

Philippines - 0.1%
BDO Unibank, Inc.	161,666	466,814
PLDT, Inc. - ADR	8,493	190,413
		657,227

Poland - 0.3%
Bank Polska Kasa Opieki SA	16,253	801,203
Powszechny Zaklad Ubezpieczen SA	76,895	1,256,253
		2,057,456

Portugal - 0.0%(b)
Galp Energia SGPS SA	3,396	54,367
Jeronimo Martins SGPS SA	2,146	54,093
		108,460

Russia - 0.0%(b)
GMK Norilskiy Nickel PAO - ADR (a)(d)	2,034	20
Polyus PJSC (a)(d)	17,190	0
		20

Saudi Arabia - 0.2%
Dr Sulaiman Al Habib Medical Services Group Co.	4,744	330,645
Etihad Etisalat Co.	33,729	535,830
Saudi National Bank	37,682	348,226
		1,214,701

Singapore - 1.0%
Ascendas Real Estate Investment Trust	23,000	47,201
BOC Aviation Ltd. (c)	6,200	50,069
CapitaLand Investment Ltd./Singapore	23,000	44,850
CapitaLand Mall Trust	25,715	41,652
DBS Group Holdings Ltd. - ADR	2,449	337,962
DBS Group Holdings Ltd.	85,610	2,953,758
Grab Holdings Ltd. - Class A (a)	125,648	611,906
Jardine Cycle & Carriage Ltd.	4,000	75,749
JOYY, Inc. - ADR	2,046	97,963
Keppel Ltd.	9,600	50,409
Oversea-Chinese Banking Corp. Ltd.	9,000	113,041
Sea Ltd. - ADR (a)	6,841	1,097,091
Sembcorp Industries, Ltd.	9,400	48,135
Singapore Airlines Ltd.	19,800	109,248
Singapore Exchange Ltd.	6,000	65,164
Singapore Technologies Engineering Ltd.	8,400	50,784
Singapore Telecommunications Ltd.	60,600	178,912
Trip.com Group Ltd. - ADR	12,802	802,045
United Overseas Bank Ltd.	6,000	164,819
Wilmar International Ltd.	16,500	38,972
		6,979,730

South Africa - 0.6%
Aspen Pharmacare Holdings Ltd. - ADR	6,986	47,784
Bid Corp. Ltd.	1,987	52,632
Bidvest Group Ltd.	2,568	34,841
Capitec Bank Holdings Ltd.	1,922	368,299
FirstRand Ltd.	152,375	632,067
Gold Fields, Ltd. - ADR	2,369	54,487
Harmony Gold Mining Co. Ltd. - ADR	2,630	38,372
Impala Platinum Holdings, Ltd. (a)	72,854	523,734
MTN Group Ltd.	92,621	644,691
Naspers Ltd.	4,265	1,225,494
Naspers Ltd. - ADR	4,780	275,519
Nedbank Group Ltd. - ADR	2,666	38,310
Sanlam Ltd. - ADR	5,156	51,354
Sasol Ltd. (a)	12,990	58,621
Standard Bank Group Ltd.	9,099	118,033
		4,164,238

South Korea - 4.1%
Hanwha Aerospace Co. Ltd.	1,030	604,019
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,176	1,639,900
Hyundai Mobis Co. Ltd.	3,617	663,055
Hyundai Motor Co.	1,095	146,769
KB Financial Group, Inc. - ADR	6,431	480,717
KB Financial Group, Inc.	23,465	1,765,597
KT Corp.	63,021	2,304,622
KT Corp., SP ADR - ADR	82,158	1,545,392
KT&G Corp.	2,766	240,477
LIG Nex1 Co. Ltd.	6,400	1,987,256
Macquarie Korea Infrastructure Fund	35,316	300,160
NAVER Corp.	34,262	4,642,789
POSCO Holdings, Inc. - ADR	3,580	163,606
Samsung Biologics Co. Ltd. (a)(c)	470	351,314
Samsung Electronics Co. Ltd.	135,708	5,506,718
Samsung Fire & Marine Insurance Co. Ltd.	7,173	2,099,255
Shinhan Financial Group Co. Ltd. - ADR	9,162	379,857
SK Hynix, Inc.	14,291	2,108,082
SK Telecom Co. Ltd. - ADR	4,081	83,824
Woori Financial Group, Inc. - ADR	4,696	195,776
		27,209,185

Spain - 1.5%
Acciona SA	369	59,457
Aena SME SA (c)	201	54,076
Amadeus IT Group SA - ADR	1,437	119,673
Banco Bilbao Vizcaya Argentaria SA	272,773	4,094,848
Banco Bilbao Vizcaya Argentaria, SP ADR - ADR	7,661	115,221
Banco Santander SA	489,626	3,906,059
CaixaBank SA	65,952	559,446
Cellnex Telecom SA (c)	1,427	54,711
EDP Renovaveis SA	5,230	52,789
Grifols SA,ADR - ADR (a)	6,482	53,865
Iberdrola SA	11,895	218,032
Iberdrola SA - ADR	1,618	118,551
Industria de Diseno Textil SA	3,811	206,462
Repsol SA	7,844	105,682
Telefonica SA	9,725	52,089
		9,770,961

Sweden - 0.3%
Alleima AB	657	5,386
Assa Abloy AB, Class B - Class B	3,033	96,269
Atlas Copco AB - ADR	6,624	106,845
Atlas Copco AB - Class A	6,804	109,292
Boliden AB (a)	2,900	90,663
Electrolux AB - Class B (a)	972	6,338
Epiroc AB (a)	4,564	102,005
Essity AB - Class B	5,178	151,479
Evolution AB - ADR	593	40,668
H & M Hennes & Mauritz AB - Class B	6,863	98,227
Hexagon AB - Class B	4,953	49,933
Indutrade AB	1,669	45,227
Investment AB Latour - Class B	1,683	44,385
Investor AB (a)	3,136	92,349
L E Lundbergforetagen AB - Class B	2,728	139,329
Lifco AB - Class B (a)	1,260	51,310
Nibe Industrier AB - Class B (a)	12,181	49,945
Saab AB	1,300	65,696
Spotify Technology SA (a)	506	336,561
Svenska Cellulosa AB SCA - Class B	4,527	61,196
Swedish Orphan Biovitrum AB (a)	1,614	49,336
Tele2 AB - Class B	3,689	55,195
Telefonaktiebolaget LM Ericsson - Class B	12,088	102,900
Volvo AB - Class B	3,636	100,749
		2,051,283

Switzerland - 3.1%
ABB Ltd.	4,533	256,784
ABB Ltd., SP ADR - ADR	879	49,795
Accelleron Industries AG	226	13,051
Alcon AG	1,673	143,778
Baloise Holding AG	522	123,883
Banque Cantonale Vaudoise (a)	429	49,703
BKW AG	258	54,443
Chocoladefabriken Lindt & Spruengli AG	6	96,610
Cie Financiere Richemont SA	366	69,067
Cie Financiere Richemont SA - ADR	12,160	228,973
Coca-Cola HBC AG	13,573	707,322
EMS-Chemie Holding AG	143	108,667
Geberit AG	202	150,880
Givaudan SA	36	181,047
Givaudan SA - ADR	600	60,348
LafargeHolcim Ltd.	2,013	223,061
Logitech International SA	444	36,745
Lonza Group AG	182	126,291
Lonza Group AG - ADR	370	25,619
Nestle SA - ADR	9,402	1,001,407
Novartis AG - ADR	6,575	761,122
Novartis AG	27,998	3,231,785
Partners Group Holding AG	95	127,525
Roche Holding AG - ADR	18,600	749,580
Roche Holdings AG	13,289	4,304,936
Sandoz Group AG	90,044	4,580,876
Sandoz Group AG - ADR	1,166	59,046
Schindler Holding AG	651	223,879
SIG Group AG	2,421	49,502
Sika AG	409	109,764
Sonova Holding AG	143	44,917
STMicroelectronics NV	2,229	55,747
Swiss Life Holding AG	53	52,933
Swiss Prime Site AG	402	57,169
Swiss Re AG	829	146,479
Swisscom AG	284	195,349
Swissquote Group Holding SA	1,498	898,045
UBS Group AG	13,717	437,580
Zurich Insurance Group AG - ADR	7,180	252,521
Zurich Insurance Group AG	270	189,388
		20,235,617

Taiwan - 4.3%
Accton Technology Corp.	27,000	658,845
ASE Technology Holding Co. Ltd. - ADR	6,033	56,590
Cathay Financial Holding Co. Ltd.	51,000	100,888
Chailease Holding Co. Ltd.	13,000	52,224
Chunghwa Telecom Co. Ltd.	102,000	439,898
Chunghwa Telecom Co. Ltd. - ADR	4,171	181,355
CTBC Financial Holding Co. Ltd.	849,000	1,146,083
Delta Electronics, Inc.	83,000	1,019,936
Formosa Plastic Corp.	43,000	49,483
Fubon Financial Holding Co. Ltd.	37,000	97,535
Hon Hai Precision Industry Co. Ltd.	87,353	444,857
MediaTek, Inc.	21,000	862,231
Mega Financial Holding Co. Ltd.	56,000	73,857
Nan Ya Plastics Corp.	49,000	46,460
Quanta Computer, Inc. (a)	14,000	123,850
Realtek Semiconductor Corp.	14,000	249,639
Taiwan Semiconductor Manufacturing Co. Ltd.	381,122	12,155,520
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	50,471	9,757,054
TCC Group Holdings Co. Ltd.	51,000	49,774
Unimicron Technology Corp.	18,000	62,314
Uni-President Enterprises Corp.	31,000	81,965
United Microelectronics Corp. - ADR	36,418	277,141
Wistron Corp.	14,000	53,353
Wiwynn Corp.	6,000	472,046
		28,512,898

Thailand - 0.1%
Advanced Info Service PCL - NVDR	57,300	498,386

Turkey - 0.0%(b)
Turkcell Iletisim Hizmetleri AS - ADR	28,289	171,997

United Arab Emirates - 0.4%
Aldar Properties PJSC	389,796	881,191
Dubai Electricity & Water Authority PJSC	728,813	541,561
Emaar Properties PJSC	247,856	887,561
Emirates NBD Bank PJSC	84,350	514,413
		2,824,726

United Kingdom - 16.4%
3i Group PLC	3,463	190,205
Admiral Group PLC	62,883	2,840,483
Anglo American PLC (a)	3,320	98,469
ARM Holdings PLC - ADR (a)	7,330	912,878
Ashtead Group PLC	67,928	3,977,549
Associated British Foods PLC	1,593	44,782
AstraZeneca PLC - ADR	9,860	718,104
AstraZeneca PLC	52,577	7,701,668
Auto Trader Group PLC (c)	55,933	599,018
Babcock International Group PLC	275,408	3,485,545
BAE Systems PLC	567,739	14,556,712
BAE Systems PLC - ADR	2,426	249,393
Barclays PLC	126,063	558,263
Barratt Redrow PLC	326,535	2,029,573
Beazley PLC	271,319	3,457,440
BP PLC - ADR	1	29
British American Tobacco PLC - ADR	8,945	404,314
BT Group PLC	20,707	50,135
Bunzl PLC	143,458	4,597,965
Coca-Cola Europacific Partners PLC	1,477	135,574
Compass Group PLC - ADR	7,353	260,149
Compass Group PLC	184,843	6,499,589
Diageo PLC - ADR	692	75,442
Diploma PLC	34,484	2,180,160
Endeavour Mining PLC	59,434	1,821,976
GSK PLC - ADR	7,193	295,129
Haleon PLC - ADR	14,141	160,500
Halma PLC	1,292	50,652
Hikma Pharmaceuticals PLC	104,208	3,007,999
HSBC Holdings PLC - ADR	9,910	587,465
HSBC Holdings PLC	32,000	376,556
HSBC Holdings PLC	157,156	1,851,454
IMI PLC	85,100	2,282,933
Imperial Brands PLC - ADR	3,146	119,422
Informa PLC	169,757	1,799,947
InterContinental Hotels Group PLC	1,515	173,601
Intertek Group PLC	1,279	82,583
J Sainsbury PLC	13,361	51,386
Legal & General Group PLC	36,815	123,520
Lloyds Banking Group PLC - ADR	29,724	125,138
London Stock Exchange Group PLC	23,287	3,543,266
London Stock Exchange Group PLC - ADR	2,464	94,470
M&G PLC	12,144	38,798
Marks & Spencer Group PLC	8,342	42,108
National Grid PLC - ADR	2,605	185,971
National Grid PLC	5,579	79,003
NatWest Group PLC	146,457	1,039,966
Next PLC	952	165,216
Nomad Foods Ltd.	159,960	2,799,300
Pearson PLC - ADR	15,198	242,408
Reckitt Benckiser Group PLC - ADR	14,975	204,708
RELX PLC	137,756	7,413,203
Rentokil Initial PLC	7,414	35,195
Rightmove PLC	61,020	614,858
Rio Tinto PLC - ADR	1,210	71,910
Rolls-Royce Holdings PLC	23,167	269,593
Segro PLC	2,361	22,203
Severn Trent PLC	1,491	54,452
Shell PLC - ADR	88,143	5,836,829
Shell PLC	152,919	5,045,536
Shell PLC	8,595	285,111
Smith & Nephew PLC	2,921	42,387
SSE PLC - ADR	5,415	131,368
Tesco PLC	24,237	126,823
Unilever PLC - ADR	11,003	702,432
Weir Group PLC	287,332	9,405,445
Whitbread PLC	1,412	55,163
Wise PLC - Class A (a)	91,134	1,352,106
WPP PLC	3,536	28,557
		108,462,085

United States - 1.1%
BeOne Medicines Ltd. - ADR (a)	2,484	610,021
Brookfield Asset Management Ltd.	1,009	56,605
CRH PLC	20,363	1,837,864
Ferguson Enterprises, Inc.	14,703	2,680,945
Legend Biotech Corp. - ADR (a)	1,279	37,027
Mosaic Co.	14,969	540,980
RB Global, Inc.	1,064	112,039
Southern Copper Corp.	12,295	1,117,698
		6,993,179

Uruguay - 0.3%
MercadoLibre, Inc. (a)	763	1,955,790
TOTAL COMMON STOCKS (Cost $463,802,342)		624,699,206

RIGHTS - 0.0%(b)	Shares	Value
South Korea - 0.0%(b)
Hanwha Aerospace Co. Ltd., Expires 07/03/2025, Exercise Price $684,000.00 (a)(d)	60	5,548
TOTAL RIGHTS (Cost $1,234)		5,548

TOTAL INVESTMENTS - 94.2% (Cost $463,803,576)		624,704,754
Other Assets in Excess of Liabilities - 5.8%		38,039,460
TOTAL NET ASSETS - 100.0%		$662,744,214
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
JSC - Public Joint Stock Company
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $10,262,440 or 1.5% of the Fund’s net assets.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $5,568 or 0.0% of net assets as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Aquarius International Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	131,787,702	492,911,484	20	624,699,206
Rights	–	–	5,548	5,548
Total Investments	131,787,702	492,911,484	5,568	624,704,754

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were [confirm no] transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

[Fund has Level 3 securities. Level 3 roll forward and unobservable inputs table is required if value is material to fund. If deemed immaterial and do not plan to show, delete this paragraph as a manual edit outside of Unity. If deemed material and do plan to show, type 1 into UDF 'percent precision' to allow Level 3 roll forward table to show for the Fund. Both Level 3 Beginning Balance and Ending Balance should be accurate assuming no adviser overrides (compared to AIS Topic 820) were made in current year or prior year to L2 to L3, or vice versa. Enter values for Purchases, Sales, URGL, RGL and URGL, or Transfers, and URGL still held, in the Other DR section of the GL In Unity. Then regenerate workbook and refresh publication. Workbook (TBD) will ensure footing after data entry is completed.

Allocation of Portfolio Holdings as of May 31, 2025
(% of Net Assets)
Common Stocks	$624,699,206	94.2%
Rights	5,548	0.0
Money Market Deposit Account	36,254,628	5.5
Other Assets in Excess of Liabilities	1,784,832	0.3
	662,744,214	100.0%

Allocation of Portfolio Holdings by Country as of May 31, 2025
(% of Net Assets)
United Kingdom	$108,462,085	16.4%
Japan	76,326,603	11.5
China	46,088,438	7.0
France	45,829,358	6.9
Netherlands	36,147,863	5.5
Germany	28,968,454	4.4
Taiwan	28,512,898	4.3
Italy	28,257,934	4.3
South Korea	27,214,733	4.1
Canada	25,426,669	3.8
India	23,800,283	3.6
Switzerland	20,235,617	3.1
Finland	14,426,250	2.2
Ireland	12,668,139	1.9
Spain	9,770,961	1.5
Denmark	8,508,328	1.3
Hong Kong	8,394,416	1.3
Bermuda	7,360,251	1.1
United States	6,993,179	1.1
Singapore	6,979,730	1.0
Mexico	6,456,035	1.0
Brazil	6,307,594	0.9
Norway	5,365,124	0.8
Australia	4,312,827	0.6
South Africa	4,164,238	0.6
United Arab Emirates	2,824,726	0.4
Belgium	2,667,512	0.4
Luxembourg	2,355,197	0.4
Poland	2,057,456	0.3
Sweden	2,051,283	0.3
Uruguay	1,955,790	0.3
Greece	1,764,688	0.3
Peru	1,582,009	0.2
Austria	1,536,340	0.2
Indonesia	1,221,254	0.2
Hungary	1,218,860	0.2
Saudi Arabia	1,214,701	0.2
Israel	1,012,517	0.1
Kazakhstan	943,221	0.1
Argentina	770,440	0.1
Philippines	657,227	0.1
Thailand	498,386	0.1
Malaysia	441,337	0.1
New Zealand	348,105	0.0
Chile	266,639	0.0
Turkey	171,997	0.0
Portugal	108,460	0.0
Colombia	58,582	0.0
Russia	20	0.0
Cyprus	0	–
Other Assets in Excess of Liabilities	38,039,460	5.8
	$662,744,214	100.0%